Segments - Schedule of Net Revenue from External Customers (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Line Items]
Net revenue	$ 27,265,664	¥ 185,000,259	¥ 174,469,851
Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	14,776,010	100,256,709	67,161,426
Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	12,489,654	84,743,550	107,308,425
Prescription drugs [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	14,455,447	98,081,651	65,961,298
Prescription drugs [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	1,839,738	12,482,803	81,105,612
Over-the-counter (“OTC”) medicines [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	93,471	634,209	448,733
Over-the-counter (“OTC”) medicines [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	306,449	2,079,288	24,792,741
Traditional Chinese medicine (“TCM”) [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	9,294	63,063	5,812
Traditional Chinese medicine (“TCM”) [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	3,762	25,527	(1,676,538)
Medical apparatus and instruments (“MAAI”) [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	3,013	20,444	9,735
Medical apparatus and instruments (“MAAI”) [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	10,175,676	69,042,976	39,273
Online consultation [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	116,349	789,437	714,205
Others [Member] | Internet Hospital by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	98,436	667,905	21,643
Others [Member] | Pharmaceutical Supply Chain by Main Product [Member]
Segment Reporting [Line Items]
Net revenue	$ 164,029	¥ 1,112,956	¥ 3,047,337